Environmental Liabilities - Summary of Environmental Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024
Disclosure of Detailed Information About Environmental liabilities [Line Items]
Environmental Liabilities	$ 37.5	$ 38.3
Current portion	4.2	3.1
Long-term portion	33.3	35.2
The Companys Operation Site [Member]
Disclosure of Detailed Information About Environmental liabilities [Line Items]
Environmental Liabilities	33.3	33.8
Northern Ontario mine sites owned by Old Steelco Inc [Member]
Disclosure of Detailed Information About Environmental liabilities [Line Items]
Environmental Liabilities	$ 4.2	$ 4.5